CONSOLIDATED AND COMBINED STATEMENTS OF OPERATIONS - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
Net sales	$ 3,603	$ 3,654	$ 3,743
Cost of sales	3,026	3,031	3,090
Selling, general and administrative expenses (exclusive of depreciation and amortization)	307	304	309
Restructuring, impairment and other charges-net (Note 8)	129	18	57
Depreciation and amortization	160	171	181
(Loss) income from operations	(19)	130	106
Interest expense (income)-net (Note 11)	72	18	(3)
Investment and other (income)-net	(47)	(45)	(29)
(Loss) income before income taxes	(44)	157	138
Income tax expense (Note 14)	13	51	64
Net (loss) income	$ (57)	$ 106	$ 74
Net (loss) income per common share (Note 12)
Basic (loss) net earnings per share	$ (1.69)	$ 3.25	$ 2.27
Diluted (loss) net earnings per share	(1.69)	3.23	2.27
Dividends declared per common share	$ 1.00	$ 0.25	$ 0
Weighted average number of common shares outstanding
Basic	33.8	32.5	32.4
Diluted	33.8	32.8	32.4